Revenue	9 Months Ended
Sep. 30, 2023
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue from commercial sale of products relates to sale of SKYTROFA® (lonapegsomatropin-tcgd), primarily in the U.S. market, which is sold to specialty pharmacies and specialty distributors. In addition, the Company began shipping products to wholesalers in Germany in the third quarter of 2023. Customer payment terms are typically 30 days from the transaction date.

Other revenue is generated primarily from three license agreements, which were entered into in 2018.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	(EUR’000)		(EUR’000)
Revenue from external customers
Commercial sale of products	46,968	12,252	114,414	18,575
Rendering of services	401	2,401	12,480	3,385
Sale of clinical supply	94	—	348	4,405
Licenses	571	637	1,774	1,913
Total revenue from external customers	48,034	15,290	129,016	28,278
Attributable to
Commercial customers	46,968	12,252	114,414	18,575
Collaboration partners and license agreements	1,066	3,038	14,602	9,703
Total revenue from external customers	48,034	15,290	129,016	28,278
Specified by timing of recognition
Recognized over time	401	2,401	12,480	3,385
Recognized at a point in time	47,633	12,889	116,536	24,893
Total revenue from external customers	48,034	15,290	129,016	28,278
Revenue by geographical location
Europe	381	151	381	426
North America	47,234	12,889	127,059	24,424
Asia	419	2,250	1,576	3,428
Total revenue from external customers	48,034	15,290	129,016	28,278